Financial Instruments by Category	12 Months Ended
Dec. 31, 2023
Financial Instruments by Category [Abstract]
FINANCIAL INSTRUMENTS BY CATEGORY
31.	FINANCIAL INSTRUMENTS BY CATEGORY

The carrying amounts of each of the categories of financial instruments as at the end of the reporting period are as follows:

2023

Financial assets at amortized cost

2023
US$
Accounts receivable	17,236,384
Financial assets included in deposits and other receivables	808,679
Pledged bank deposits	188,745
Cash and cash equivalents	68,641,016
86,874,824

Financial liabilities

	Financial liabilities at fair value through profit or loss - designated as such upon initial recognition	Financial liabilities at amortized cost	Total
	US$	US$	US$
2023
Accounts payable	-	23,839,894	23,839,894
Warrant liabilities	1,839,808	-	1,839,808
Lease liabilities	-	606,061	606,061
Financial liabilities included in other payables and accruals	-	5,664,220	5,664,220

	1,839,808	30,110,175	31,949,983

2022

Financial assets at amortized cost

2022
US$
Accounts receivable	9,684,035
Financial assets included in deposits and other receivables	703,399
Pledged bank deposits	195,883
Cash and cash equivalents	24,077,695
34,661,012

Financial liabilities

	Financial liabilities at fair value through profit or loss - designated as such upon initial recognition	Financial liabilities at amortized cost	Total
	US$	US$	US$
2022
Accounts payable	-	16,653,695	16,653,695
Other derivative financial instruments	2,796,131	-	2,796,131
Warrant liabilities	12,449,145	-	12,449,145
Lease liabilities	-	785,687	785,687
Financial liabilities included in other payables and accruals	-	4,513,530	4,513,530
Loan note	-	8,745,192	8,745,192
	15,245,276	30,698,104	45,943,380